INCOME TAXES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforward and Tax Credit Carryforward Expiration, Date Range	expiring at various dates between 2020 and 2035
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
Federal Corporate Taxable [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 79,428,000
Tax Credit Carryforward, Amount	1,110,000
New York State [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	76,847,000
California State [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	4,849,000
Pennsylvania State [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 841,000